Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Line Items]
Deferred tax assets		8.5	$ 8.5
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards, expiration year	2021	2021
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards, expiration year	2034	2034
Federal and State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		23	$ 23